Shareholder Report, Holdings (Details)_10 - HW Opportunities MP Fund	Jun. 30, 2024
Stagwell, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Ecovyst, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Siemens AG [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
NOV, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Randstad NV [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
F5, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Workday, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
U-Haul Holding Co. [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Olin Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Qantas Airways Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%